Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Revenues
Licensing (Note 3)	$ 320,330	$ 1,114,739	$ 1,062,597	$ 4,201,617
Up-front fees (Note 3)	93,225	75,000	262,443	225,000
Revenues	413,555	1,189,739	1,325,040	4,426,617
Cost of good sold
Cost of goods sold	45,299	376,054	111,173	587,426
Gross Margin	368,256	813,685	1,213,867	3,839,191
Expenses
Research and development	3,324,221	2,298,804	7,783,549	7,007,503
Selling, general and administrative	792,379	756,635	2,773,698	2,468,436
Depreciation	155,288	126,316	457,314	331,102
Expenses	4,271,888	3,181,755	11,014,561	9,807,041
Loss from operations	(3,903,632)	(2,368,070)	(9,800,694)	(5,967,850)
Net foreign exchange gain (loss)	9,406	(90,875)	17,106	(73,569)
Interest income	8	5	22	15,030
Interest expense	(59,886)	(91,374)	(179,402)	(320,115)
Net loss and comprehensive loss	$ (3,954,104)	$ (2,550,314)	$ (9,962,968)	$ (6,346,504)
Loss per common share, basic and diluted	$ (0.91)	$ (0.83)	$ (2.49)	$ (2.09)
Weighted average number of common shares outstanding, basic and diluted	4,353,678	3,071,378	4,006,582	3,035,906